SHAREHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 10 - SHAREHOLDERS’ EQUITY

May 2014 Private Placement - Series A 8% Convertible Preferred Stock

On June 23, 2016, in connection with the consummation of Merger, each share of Series A Preferred Stock converted into Common Stock at a reduced conversion price of $5.00 a share, resulting in the issuance of an aggregate of 1,500,000 shares of Common Stock. In exchange for the reduction in conversion price from $24.10 per share to $5.00 per share, all accrued but unpaid dividends were forfeited.

Conditionally Redeemable 6% Preferred Stock

In August 2014, the Company designated 2,000 shares of its authorized preferred stock as Conditionally Redeemable 6% Preferred Stock, or the Redeemable Preferred. All 2,000 shares of Redeemable Preferred were issued in September 2014, pursuant to the Settlement Agreement with Hexagon. The Redeemable Preferred has the same par value and stated value characteristics as the Series A Preferred Stock, yet the Conditionally Redeemable 6% Preferred Stock is not convertible into Common Stock or any other securities of the Company. Except as otherwise required by law, holders of the Redeemable Preferred shall not be entitled to voting rights.

The Redeemable Preferred Stock bears a 6% dividend per annum, payable quarterly, and is redeemable at face value (plus any accrued and unpaid dividends) at any time at the Company’s option, or at the Holders option upon the Company’s achievement of certain production and reserves thresholds. These thresholds include, the Company’s annualized gross production average for 90 consecutive days at 2,500 BOE per day or higher or the Company’s PV-10 value of its producing developed properties filed with the Securities and Exchange Commission exceeds $50 million. As of June 30, 2016, the Company has accrued a cumulative dividend of $180,000 The total outstanding Redeemable Preferred was valued at approximately $1.95 million at June 30, 2016.

Series B 6% Convertible Preferred Stock

On June 15, 2016, the Company entered into the Series B Purchase Agreement for the private placement of 20,000 shares of its Series B Preferred Stock, along with detachable warrants to purchase up to 9,090,909 shares of Common Stock, at an exercise price of $2.50 per share, for aggregate gross proceeds of $20 million. At June 30, 2016, proceeds of approximately $2.1 million were still outstanding and were recorded as a subscription receivable as a reduction to the Series B Preferred proceeds. Subsequent to June 30, 2016, the Company received an additional $1.65 million in proceeds with the additional $450,000 committed still outstanding but expected to be funded in full during the third quarter.

Each share of Series B Preferred Stock is convertible, at the option of the holder, subject to adjustment under certain circumstances into shares of Common Stock of the Company at a conversion price of $2.50. Except as otherwise required by law, holders of the Series B Preferred Stock shall not be entitled to voting rights. The Series B Preferred Stock is convertible at any time, subject to certain conditions, at the option of the holders, or at the Company’s discretion when the Company’s Common Stock trades above $10.00 (subject to any reverse or forward stock splits and the like) for ten consecutive days. In addition, the Company has the right to redeem the shares of Series B Preferred Stock, along with any accrued and unpaid dividends, at any time, subject to certain conditions as set forth in the Certificate of Designation. The holders of the Series B Preferred Stock are entitled to receive a dividend payable (subject to certain conditions as set forth in the Certificate of Designation), in cash or shares of Common Stock of the Company, at the election of the Company, at a rate of 6% per annum.

The Series B Preferred Stock is classified as equity based on the following criteria: i) the redemption of the instrument at the control of the Company; ii) the instrument is convertible into a fixed amount of shares at a conversion price of $1.10; iii) the instrument is closely related to the underlying Company’s Common Stock; iv) the conversion option is indexed to the Company’s stock; v) the conversion option cannot be settled in cash and only can be redeemed at the discretion of the Company; vi) and the Series B Preferred Stock is not considered convertible debt.

In connection with the issuance of the Series B Preferred Stock, the Company also issued a warrant for 50% of the amount of shares of Common Stock into which the Series B Preferred Stock is convertible.

In connection with issuance of the Series B Preferred Stock, the shares of the Series B Preferred Stock and related warrants were valued using the relative fair value method. The Company determined the transaction created a beneficial conversion feature of $7.9 million, which was expensed immediately and was calculated by taking the net proceeds of approximately $15.2 million and valuing the warrants as of June 2016, utilizing a Black Scholes option pricing model. The inputs for the pricing model are: $1.20 market price per share; exercise price of $2.50 per share; expected life of 2 years; volatility of 238%; and risk free rate of 0.78%.

Warrants

Below is a summary of warrant activity for the three months ended June 30, 2016:

	Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2016	2,478,316	$14.80
Warrants issued with Series B Preferred Stock	10,318,182	2.36
Warrants issued with Convertible Notes	1,145,238.85
Warrant issued to SOS Ventures	200,000	25.00
Exercised, forfeited or expired	(420,989)	(35.67)
Outstanding at June 30, 2016	13,720,747	$4.02

The aggregate intrinsic value associated with outstanding warrants was $11.4 million using a Common Stock closing price of $2 at June 30, 2016. The weighted average remaining contract life as of June 30, 2016 was 2.03 years.

During the six months ended June 30, 2016, the Company issued approximately 11.66 million warrants to purchase shares of Common Stock to Purchasers of the Convertible Notes, Purchasers of Series B Preferred Stock and placement agent fees in connection with the Series B Preferred Stock Offering. The Company also issued a warrant to purchase 200,000 shares of Common Stock to Brushy's subordinated lender in exchange for extinguishment of certain debt owed by Brushy. The warrants issued in connection with the Series B Preferred Stock Offering were valued using the following variables: (i) approximately 9.09 million warrants; (ii) stock price of $1.30; (iii) exercise price of $2.50; (iv) expected life of 2 years; (v) volatility of 238%; (vi) risk free rate of 0.78% for a total value of approximately $9.4 million. This amount was used to calculate the deemed dividend described in Note 10 - Stockholders' Equity. The warrants issued to the placement agents in connection with the Series B Preferred Stock Offering were valued using the following variables: (i) approximately 1.27 million warrants; (ii) stock price of $1.20; (iii) exercise price of $1.2; (iv) expected life of 3 years; (v) volatility of 238%; (vi) risk free rate of 0.92% for a total value of approximately $1.59 million. This amount was recorded as an adjustment to the offering proceeds and an offset to additional paid in capital. As of June 30, 2016, there was no unearned compensation related to warrants issued as of that date.

In connection with the May Financing, in exchange for additional consideration in the form of participation in the May Convertible Notes offering, certain Purchasers received amended and restated warrants to purchase approximately 620,000 shares of Common Stock, which reduced the exercise price of the warrants issued to these Purchasers in each of the prior two Convertible Notes issuances from $2.50 to $0.10, 80,000 of which were subsequently exercised. Additionally, during the three months ended June 30, 2016, in exchange for several offers to immediately exercise a portion of each investor’s outstanding warrants issued between 2013 and 2014, the Company reduced the exercise price on warrants to purchase a total of 416,454 shares of Common Stock ranging from $42.50 to $25.00 per share to $0.10 per share, of which a total of 315,990 were subsequently exercised, resulting in the issuance of an aggregate amount of 300,706 shares of Common Stock due to certain cashless exercises. The Company accounted for the reduction in the exercise price as an inducement expense and recognized $1.72 million in other income (expense).

NOTE 11 - STOCKHOLDERS’ EQUITY

As of December 31, 2015, the Company has 100,000,000 shares of Common Stock authorized, 10,000,000 shares of Series A Preferred Stock, and 7,000 shares of Conditionally Redeemable 6% Preferred Stock authorized. Of the shares authorized, 2,785,826 shares of Common Stock, 7,500,000 shares of Series A Preferred Stock, and 2,000 shares of Conditionally Redeemable 6% Preferred Stock were issued and outstanding.

During the year ended December 31, 2014, the Company issued 934,821 shares of Common Stock including 295,912 issued in connection with the January 2014 Private Placement, 436,673 shares issued in connection with the January 2014 conversion of Debentures, 22,500 shares issued for placement fees in connection with the January 2014 Debenture conversion, 139,613 shares issued for interest owed in connection with outstanding Debentures, 32,790 shares issued for the vesting of restricted stock grants to employees, board members, or consultants, and 9,000 shares issued to consultants for professional services received.

During the year ended December 31, 2015, the Company granted 87,002 shares of Common Stock including 79,502 shares issued for restricted stock to employees and board members and 7,500 issued to consultants for professional services valued at $365,002.

January 2014 Private Placement

In January 2014, the Company entered into and closed a series of subscription agreements with accredited investors, pursuant to which the Company issued an aggregate of 295,912 units, with each unit consisting of (i) one share of Common Stock for $20.00 a share and (ii) one three-year warrant to purchase one share of Common Stock at an exercise price equal to $25.00 per share (together, the “Units”), for a purchase price of $20.00 per Unit, for aggregate gross proceeds of $5.24 million (the “January Private Placement”).  The warrants became exercisable in July 2014. As of February 23, 2015, neither the Common Stock issued in the January Private Placement nor the Common Stock underlying the warrants has been registered for resale. The Company intends to file a resale registration statement during the year 2015 that will cover the Common Stock issued in the private placement and the Common Stock underlying the warrants. The Company valued the warrants within the Unit, utilizing a Black Scholes Option Pricing Model using a volatility calculation of 65%, risk free rate at the date of grant, and a 3 year term, the relative fair value allocated to warrants were approximately $1.68 million. The Company paid TRW 24,300 warrants valued using the Black Scholes option model at $203,000 and cash of approximately $668,000 million in financing fees to TRW, of which approximately $172,000 was reinvested into the private placement.

May 2014 Private Placement - Series A 8% Convertible Preferred Stock

On May 30, 2014, the Company consummated a private placement of 7,500 shares of Series A Preferred Stock, along with detachable warrants to purchase up to 155,602 shares of Common Stock, at an exercise price of $28.90 per share, for aggregate gross proceeds of $7.50 million. The Series A Preferred Stock has a par value of $0.0001 per share, a stated value of $1,000 per share, a conversion price of $2.41 per share, and a liquidation preference to any junior securities. Except as otherwise required by law, holders of Series A Preferred Stock shall not be entitled to voting rights, except with respect to proposals to alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock, authorize or create any class of stock ranking senior to the Series A Preferred Stock as to dividends, redemption or distribution of assets upon liquidation, amend its certificate of incorporation or other charter documents in any manner that adversely affects any rights of the Preferred Stock holder, or increase the number of authorized Series A Preferred Stock. The holders of the Series A Preferred Stock are entitled to receive a dividend payable, at the election of the Company (subject to certain conditions as set forth in the Certificate of Designations), in cash or shares of Common Stock, at a rate of 8% per annum payable a day after the end of each quarter. The Series A Preferred Stock is convertible at any time at the option of the holders, or at the Company’s discretion when the Common Stock trades above $7.50 for ten consecutive days with a daily dollar trading volume above $300,000. In addition, the Company has the right to redeem the shares of Series A Preferred Stock, along with any accrued and unpaid dividends, at any time, subject to certain conditions as set forth in the Certificate of Designations. In addition, holders of the Series A Preferred Stock can require the Company to redeem the Series A Preferred upon the occurrence of certain triggering events, including (i) failure to timely deliver shares of Common Stock after valid delivery of a notice of conversion by the holder; (ii) failure to have available a sufficient number of authorized and unreserved shares of Common Stock to issue upon conversion; (iii) the occurrence of certain change of control transactions; (iv) the occurrence of certain events of insolvency; and (v) the ineligibility of the Company to electronically transfer its shares via the Depository Trust Company or another established clearing corporation.

The Series A Preferred Stock is classified as equity based on the following criteria: i) the redemption of the instrument at the control of the Company; ii) the instrument is convertible into a fixed amount of shares at a conversion price of $2.41; iii) the instrument is closely related to the underlying Company’s Common Stock; iv) the conversion option is indexed to the Company’s stock; v) the conversion option cannot be settled in cash and only can be redeemed at the discretion of the Company; vi) and the Series A Preferred Stock is not considered convertible debt.

In connection with the issuance of the Series A Preferred Stock, the Company also issued a warrant for 50% of the amount of shares of Common Stock into which the Series A Preferred Stock is convertible.

In connection with issuance of the Series A Preferred Stock, the beneficial conversion feature (“BCF”) was valued at $2.21 million and the fair value of the warrant was valued at $1.35 million. The aggregate value of the Series A Preferred Stock and warrant, valued at $3.56 million, was considered a deemed dividend and the full amount was expensed immediately. The Company determined the transaction created a beneficial conversion feature which is calculated by taking the net proceeds of $6.79 million and valuing the warrants as of May 2014, utilizing a Black Scholes option pricing model. The inputs for the pricing model are: $2.48 market price per share; exercise price of $2.89 per share; expected life of 3 years; volatility of 70%; and risk free rate of 0.20%. The Company calculated the total consideration given to be $8.40 million comprised of $6.80 million for the Series A Preferred and $1.6 million for the warrants. The Company deemed the value of the beneficial conversion feature to be $2.21 million and immediately accreted that amount as a deemed dividend. As of December 31, 2015, the Company has accrued a cumulative dividend for $600,000.

Conditionally Redeemable 6% Preferred Stock

In August 2014, the Company designated 2,000 shares of its authorized preferred stock as Conditionally Redeemable 6% Preferred Stock, or the Redeemable Preferred. All 2,000 shares of Redeemable Preferred were issued in September 2014, pursuant to the Settlement Agreement with Hexagon. The Redeemable Preferred has the same par value and stated value characteristics as the Series A Preferred Stock, yet the Conditionally Redeemable 6% Preferred Stock is not convertible into Common Stock or any other securities of the Company. Except as otherwise required by law, holders of the Redeemable Preferred shall not be entitled to voting rights.

The Redeemable Preferred Stock bears a 6% dividend per annum, payable quarterly, and is redeemable at face value (plus any accrued and unpaid dividends) at any time at the Company’s option, or at the Holders option upon the Company’s achievement of certain production and reserves thresholds. These thresholds include, the Company’s annualized gross production average for 90 consecutive days at 2,500 BOE per day or higher or the Company’s PV-10 value of its producing developed properties filed with the Securities and Exchange Commission exceeds $50 million. As of December 31, 2015, the Company has accrued a cumulative dividend of $120,000. The total outstanding Redeemable Preferred was valued at approximately $1.17 million at December 31, 2015.

Debenture Interest

During the year ended December 31, 2014, the Company issued 139,613 shares of Common Stock for payment of yearly interest expense on the Debentures valued at $1.19 million.  The interest option price is calculated using a 10 day VWAP discounted by 5% and applied to the outstanding interest.

Warrants

A summary of warrant activity for the twelve months ended December 31, 2015 and 2014:

	Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2014	677,391	52.40
Warrants issued in connection with conversion of debt	450,001	25.00
Warrants issued in connection with January 2014 private placement	295,912	25.00
Warrants issued to TR Winston as placement fee in January 2014 private placement	24,300	25.00
Warrants issued with Series A Preferred shares in May 2014	155,602	28.90
Warrants issued to Bristol (consultant)	100,000	20.00
Warrants issued to MDC (consultant)	10,000	20.00
Warrants issued to MDC (consultant)	25,000	23.30
Exercised, forfeited, or expired	(37,500)	(25.00)
Outstanding at December 31, 2014	1,700,706	$35.90
Warrants issued to consultants	60,000	16.30
Warrants issued to Heartland	22,500	25.00
Warrants issued with Convertible Notes	1,180,001	2.50
Exercised, forfeited, or expired	(484,891)	(61.30)
Outstanding at December 31, 2015	2,478,316	$14.80

The aggregate intrinsic value associated with outstanding warrants was zero at December 31, 2015 and 2014, respectively, as the strike price of all warrants exceeded the market price for Common Stock, based on the Company’s closing Common Stock price of $2.10 and 7.20, respectively. The weighted average remaining contract life was 2.13 years and 1.71 years as of December 31, 2015 and 2014.

During the year ended December 31, 2015 and 2014, the Company issued warrants to purchase Common Stock for professional services. The warrants were valued using a Black -Scholes option pricing model and $425,000 and $678,000 were expensed immediately for the years ended December 31, 2015 and 2014, respectively. For a discussion of the assumptions used to value the warrants see Note 6 —Fair Value of Financial Instruments.